Pensions - Additional Information (Details) - Final Salary Defined Benefit Pension Plan	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure Of Defined Benefit Plans [Line Items]
Description of participants contribute to retirement benefit plan	Plan participants may elect to contribute a percentage of their income (between 1.5% and 2.5% of salary components up to the social security contribution ceiling). A €1.00 employee contribution results in an annual pension entitlement of €0.42.
Annual pension entitlement of employee contribution for one Euro	€ 0.42
Maximum pension fund contributions	34,000
Pension fund contributions expected for the following financial year	€ 200,000
Funded Base Plan
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	35 years 11 months 1 day
Non-funded Supplement Plan
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	19 years 9 months 7 days
Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of defined contribution plan of salary	1.50%
Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of defined contribution plan of salary	2.50%